Organization and Description of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization and Description of the Business
Organization and Description of the Business

1. Organization and Description of the Business

Trevena, Inc. (the Company) was incorporated in Delaware as Parallax Therapeutics, Inc. on November 9, 2007, began operations in December 2007, and changed its name to Trevena, Inc. on January 3, 2008. The Company is a clinical stage biopharmaceutical company that discovers, develops and intends to commercialize therapeutics that use a novel approach to target G protein coupled receptors, or GPCRs. The Company operates in one segment and has its principal office in King of Prussia, Pennsylvania.

At September 30, 2014, the Company had an accumulated deficit of $118.7 million and its net loss was $36.4 million and $16.3 million for the nine months ended September 30, 2014 and 2013, respectively.  The Company expects its cash and cash equivalents of $72.2 million as of September 30, 2014, to be sufficient to fund its operating expenses and capital expenditure requirements through the end of 2015.

Reverse Stock Split

During 2013, the Company’s Board of Directors and stockholders approved a one-for-6.2 reverse stock split of the company’s common stock that became effective on October 30, 2013. All share and per share amounts in the financial statements and notes thereto have been retroactively adjusted for all periods presented to give effect to this reverse stock split.

Initial Public Offering

On February 5, 2014, the Company issued and sold 9,250,000 shares of common stock in an initial public offering (IPO) at a price of $7.00 per share, for aggregate gross proceeds of $64.8 million. On March 6, 2014, in connection with the partial exercise of the IPO underwriters’ over-allotment option, the Company sold an additional 270,449 shares of common stock at a price of $7.00 per share, for aggregate gross proceeds of approximately $1.9 million. The net offering proceeds to the Company from both sales were approximately $59.5 million, after deducting underwriting discounts and commissions of approximately $4.6 million and offering costs of approximately $2.5 million. In addition, as part of the IPO, all of the Company’s outstanding convertible preferred stock was converted and all but 22,580 of its outstanding warrants were net exercised into an aggregate of 15,728,286 shares of common stock.

1. ORGANIZATION AND DESCRIPTION OF THE BUSINESS

        Trevena, Inc. (the Company) was incorporated in Delaware as Parallax Therapeutics, Inc. on November 9, 2007. The Company began operations in December 2007, and its name was changed to Trevena, Inc. on January 3, 2008. The Company is a drug discovery company focused on discovering and developing pharmaceutical products targeting G protein coupled receptors. The Company operates in one segment and has its principal office in King of Prussia, Pennsylvania. The Company's revenue is derived from research grants and a research collaboration with a pharmaceutical company.

Initial Public Offering

        On February 5, 2014, 9,250,000 shares of common stock were sold on the Company's behalf at an initial public offering price of $7.00 per share, for aggregate gross proceeds of $64.8 million. On March 6, 2014, in connection with the partial exercise by the underwriters of the Company's initial public offering of the over-allotment option granted to them in connection with the initial public offering, 270,449 additional shares of common stock were sold on the Company's behalf at the initial public offering price of $7.00 per share, for aggregate gross proceeds of approximately $1.9 million. In addition, as part of the initial public offering, all of the Company's outstanding convertible preferred stock, and a portion of its warrants were net exercised, into aggregate total of 15,649,686 shares of common stock.

        The Company paid to the underwriters underwriting discounts and commissions of approximately $4.6 million in connection with the offering. In addition, the Company incurred expenses of approximately $2.5 million in connection with the offering. Thus, the net offering proceeds to the Company, after deducting underwriting discounts and commissions and offering expenses, were approximately $59.6 million.

        Following the completion of the IPO, there is a common stock warrant exercisable into 20,161 shares of our common stock at an exercise price of $6.20 per share, which warrant expires in December 2021. There is also an immediately exercisable warrant to purchase an aggregate of 2,419 shares of our common stock at an exercise price of $0.06 per share, which warrant expires in June 2018.

Liquidity

        The Company has incurred recurring operating losses since inception. As of December 31, 2013, the Company had an accumulated deficit of $82,268,850 and will require substantial additional capital to fund its research and development. The Company anticipates that the net proceeds from its initial public offering, together with its existing cash and cash equivalents as of December 31, 2013, will enable it to fund its operating expenses and capital expenditure requirements through the end of 2015, without giving effect to a potential option payment and, if the option is exercised, potential milestone payments the Company may receive under its option and license agreements with Actavis plc (formerly Forest Laboratories Holdings Limited). The Company anticipates operating losses to continue for the foreseeable future due to, among other things, costs related to research funding, development of its product candidates and its preclinical programs, and the development of its administrative organization. As the Company continues to incur losses, a transition to profitability is dependent upon the successful development, approval and commercialization of its product candidates and the achievement of a level of revenue adequate to support the Company's cost structure. The Company may never achieve profitability, and unless and until it does, the Company will continue to need to raise additional capital. Management intends to fund future operations through the sale of equity, debt financings or other sources, including potential additional collaborations. There can be no assurances, however, that additional funding will be available on terms acceptable to the Company, or at all.